Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Computation of the Net Loss Per Share
NOTE 7:- BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of the net loss per share for the period presented:

	Six Months Ended June 30		Three Months Ended June 30
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss	$(33,511)	$(93,210)	$(13,742)	$(72,534)
Preferred share accrued cumulative dividend rights	(8,386)	(5,044)	(4,206)	(228)

Total loss attributable to ordinary shares	$(41,897)	$(98,254)	$(17,948)	$(72,762)
Denominator:	18,614,903	71,458,394	18,701,229	125,188,537

The following table sets forth the computation of the net loss per share for the period presented:

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(81,511)	$(67,301)	$(56,400)
Preferred share accrued cumulative dividend rights	(17,473)	(13,664)	(5,795)

Total loss attributable to ordinary shares	$(98,984)	$(80,965)	$(62,195)

Denominator:
	16,514,910	15,524,845	15,039,814